INCOME TAXES (Schedule Of Principal Components Of The Deferred Tax Assets And Liabilities) (Details) - PRC [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current deferred tax assets
Provision for doubtful accounts	$ 5,339	$ 2,526
Accrued payroll and welfare	700	1,175
Accrued liabilities-current	2,409	2,520
Less valuation allowance	(8,448)	(6,221)
Current deferred tax assets, net
Non-current deferred tax assets
Excessive advertising fee-non-current	1,572	1,415
Excessive employee education fee-non-current	150	152
Net operating loss carry forwards	54,567	60,571
Less valuation allowance	(56,289)	(62,138)
Non-current deferred tax assets, net
Non-current deferred tax liabilities